INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes	Income before taxes on income is comprised as follows:
	Year ended December 31,
	2020	2019	2018

Domestic	$12,175	$21,095	$9,081
Foreign	(2,560)	(6,557)	1,816

Total	$9,615	$14,538	$10,897

Schedule of Income Taxes

Taxes on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current taxes	$2,498	$3,816	$1,706
Taxes in respect of previous years	6	(129)	612
Deferred tax expense (benefit)	(3,114)	(2,042)	458

Total	$(610)	$1,645	$2,776

Schedule of Income Taxes by Jurisdiction

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$1,031	$3,055	$2,187
Foreign	(1,641)	(1,410)	589

Total	$(610)	$1,645	$2,776

Domestic:
Current taxes	$1,466	$3,519	$1,121
Deferred tax (benefit) expense	(984)	(197)	649
Taxes in respect of previous years	549	(267)	417

Total - Domestic	$1,031	$3,055	$2,187

Foreign:
Current taxes	$1,032	$297	$585
Deferred tax benefit	(2,130)	(1,845)	(191)
Taxes in respect of previous years	(543)	138	195

Total - Foreign	$(1,641)	$(1,410)	$589

Total income tax expense (benefit)	$(610)	$1,645	$2,776

Schedule of Deferred Tax Assets (Liabilities)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss and other losses carry forwards	$4,049	$4,490
Research and development	2,287	2,865
Intangible assets	1,476	2,543
Other temporary differences mainly relating to reserve and allowances	1,553	624
Deferred tax assets, before valuation allowance	$9,365	$10,522
Valuation allowance	2,254	4,351
Total deferred tax assets, net	$7,111	$6,171

Domestic:
Long term deferred tax asset, net	$2,034	$1,050
	$2,034	$1,050

Foreign:	$5,077	$5,121
Long term deferred tax asset, net	$5,077	$5,121

Total deferred tax asset, net	$7,111	$6,171

Schedule of the Reconciliation of the Effective Tax Rate

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes on income	$9,615	$14,538	$10,897
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$2,211	$3,344	$2,506

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(1,701)	(2,973)	(1,301)

Non-deductible expenses	2,409	374	298
Tax adjustment in respect of different tax rate of foreign subsidiaries	228	397	511
Deferred taxes related to prior years	(1,576)	-	-

Change in valuation allowance	(2,097)	421	541
Other	(84)	82	221

Taxes on income	$(610)	$1,645	$2,776

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.06	$0.11	$0.05
Diluted	$0.06	$0.11	$0.05

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2020	2019

Balance at the beginning of the year	$4,232	$4,034
Increase (Decrease) related to prior year tax positions, net	293	(249)
Increase related to current year tax positions, net	-	447

Balance at the end of the year	$4,525	$4,232